RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
31.	RELATED PARTY TRANSACTIONS AND BALANCES

(a)	Related party balances

Outstanding amounts due from/to related parties as of December 31, 2016 and 2017 were as follows:

	2016	2017
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	44,616	-
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules and others	1,414,039,443	1,049,200,951
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	-	1,063,841,109

Advances to related parties
Advances to subsidiaries of ReneSola	661,788	-

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	610,200,000	-

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	68,106	8,000
Other receivables from Jiangxi Jinko Engineering for receivable related to disposal of subsidiaries	-	28,634
Other receivables due from Sweihan Solar Holding Company	-	653,420
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	16,704,113	6,712,861
Prepayments to Jiangxi Jinko Engineering for outsourcing services	-	10,333,131
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	62,352,655	28,856,153

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	173,375,586	146,025,979

Accounts payable due to a related party:
Accounts payable due to subsidiaries of ReneSola	-	800,027
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd. ("Jinko-Tiansheng", in which the Group owns 30% equity interests)	-	4,528,869

Advances from related parties:
Advances from Jiangxi Jinko Engineering for sales of solar modules	60,541,490	37,344,500
Advances from subsidiaries of ReneSola	-	55,444

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	7,528,551	8,628,855
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	68,505,022	3,704,629

(1)	Mr Xianshou Li, chairman and chief executive officer of Renesola is the brother of Mr Xiande Li, chairman of the board of directors of the Company.

(2)
Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(3)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b)	Related party transactions

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with Jiangxi Jinko Engineering under which the Group agreed to provide a guarantee for Jiangxi Jinko Engineering’s financing obligations under its separate loan agreements. In the event that Jiangxi Jinko Engineering fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the loan agreements, which amounted to RMB5.84 billion (US$897.9 million) as of December 31, 2017. The Company will charge Jiangxi Jinko Engineering service fees for the debt payment guarantee service according the master service agreement.

In addition, according to the side agreement signed among the Company, Jiangxi Jinko Engineering and investors of Jiangxi Jinko Engineering (the original redeemable preferred shareholders of JinkoSolar Power), the investors of Jiangxi Jinko Engineering will have the right to require Jiangxi Jinko Engineering to redeem the common shares of Jiangxi Jinko Engineering held by them, and, as a result of a guarantee issued by the Company, in the event that Jiangxi Jinko Engineering fails to perform its redemption obligations, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the redemption, which amounted to US$297.3 million as of December 31, 2016. The Company will also charge Jiangxi Jinko Engineering service fees for the redemption guarantee service according to the master service agreement. On June 22, 2017, Jiangxi Jinko Engineering and all its investors amended its Articles of Association in which terms and clauses related to the Common Share Redemption Guarantee were removed. Hence, management reversed unamortized redemption guarantee liabilities amounted to RMB22,119,127 as well as the corresponding receivables amounted to RMB 20,409,535. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,709,592 was recognized as other income in the year ended December 31,2017.

Pursuant to the master service agreement, guarantee service fee would be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates.

The guarantee receivables will be eliminated upon the receipt of guarantee fees from Jiangxi Jinko Engineering. The Company has received RMB52,586,819 guarantee fees from Jiangxi Jinko Engineering in 2017.

As of December 31, 2016 and December 31, 2017, the Company recorded the guarantee fee income receivable amounted to RMB235,728,241 and RMB227,468,951 and a guarantee liability amounted to RMB226,086,556 and RMB148,187,615. The guarantee liability will be amortized over the expected guarantee period in the subsequent reporting periods. Other income from Jiangxi Jinko Engineering for the guarantee fee amortized for the period from November to December, 2016 and during the year ended December 31, 2017 amounted to RMB9,641,685 and RMB64,225,858, respectively.

After the disposition date of downstream solar project business through December 31, 2016 and for the year ended December 31, 2017, sales of solar module products to subsidiaries of Jiangxi Jinko Engineering amounted to RMB35,181,217 and RMB453,251,266, respectively.

After the establishment of SSHC through December 31, 2017, sales of solar module products to Sweihan PV amounted to RMB1,219,803,260.

For the year ended December 31, 2016 and 2017, revenues from sales of products to subsidiaries of Gansu Heihe amounted to RMB102,998,133 and nil.

After the disposition date of downstream solar project business through December 31, 2016 and for the year ended December 31, 2017, rental services provided to subsidiaries of Jiangxi Jinko Engineering amounted to RMB345,600 and RMB2,142,018, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. Since the establishment date of the Jinko-Tiansheng through December 31, 2017, Jinko-Tiansheng charged the Group processing fee amounted to RMB 8,375,075. Price of the processing services was decided based on market price.

For the years ended December 31, 2015, 2016 and 2017, revenues from sales of products to subsidiaries of ReneSola amounted to nil, nil, and RMB6,474,041, respectively.

For the years ended December 31, 2015, 2016 and 2017, raw materials purchased from subsidiaries of ReneSola amounted to RMB62,640, nil and RMB2,866,904, respectively.

In the fourth quarter of 2017, JinkoSolar International Development Limited disposed Lotapera and four Mexico power plants(Note 1) with the consideration of RMB28,634 (USD4,383). Considerations associated with the transaction have not been collected as of December 31, 2017.

In November 2017, the Company entered into an agreement with Jiangxi Jinko Engineering, which entrusted Jiangxi Jinko Engineering to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling Jiangxi Jinko Engineering to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of Jiangxi Jinko Engineering. The Company agrees to pay service fees calculated based on the actual costs incurred by Jiangxi Jinko Engineering during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB13,068,400 (US$2.0 million) in advance and recorded service expenses incurred in the year of 2017 amounted to RMB2,735,269 as cost of project assets.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun charged Jiangxi Jinko RMB 1,100,304 in rent for the years ended December 31, 2015, 2016 and 2017 respectively.

As of December 31, 2017, the Company has entered into a RMB90,000,000 loan agreement with a domestic bank which was collateralized on Desun's building and land use right amounted to RMB24,580,658 and the Group’s certain building and equipment.